Securitizations and Variable Interest Entities - Fair Value of Firm's Retained Interests and Sensitivity of This Fair Value (Parenthetical) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014
Variable Interest Entity [Line Items]
Sensitivity analysis for material retained interest	165		201
Retained interests	181		215
Minimum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	10.00%	10.00%	10.00%
Maximum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	20.00%	20.00%	20.00%